Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant, and Equipment, Useful Life [Table Text Block]
Category	Estimated useful life

Office equipment	5 years
Laboratory equipment	3-8 years
Motor vehicles	10 years
Leasehold improvements	Lower of lease term or economic life

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair value measurement
Recurring fair value measurement	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As of December 31, 2020
Liabilities:
Forward contract (Note 16)	278	-	-	278

As of December 31, 2021
Assets:
Available-for-sale debt securities
Financial products issued by commercial banks	1,574	-	1,574	-
Trading debt securities
Financial products issued by commercial banks	13,169	-	13,169	-
Forward contract (Note 16)	166	-	-	166

Total assets measured at fair value	14,909	-	14,743	166

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
			Range
	Valuation technique	Unobservable inputs	as of December 31,
			2020	2021
Forward contract	Discounted cash flow	Discount for lack of marketability	10%	10%
		Volatility	80%	85%
		Weighted average cost of capital	15.3%	14.5%
	Probability-based valuation approach	Probability of achieving contingent target	100%	90%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Forward contract
$

Balance as of December 31, 2019	-
Recognized during the year	(278)
Gains or losses from changes in fair value	-

Balance as of December 31, 2020 (liability)	(278)
Gains from changes in fair value	444

Balance as of December 31, 2021 (asset)	166

Property, Plant and Equipment, Location [Table Text Block]
	December 31,
	2020	2021
Property and equipment, net:	$	$

PRC	45	98
U.S.	139	1,324

Total	184	1,422